Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	As of March 31,
	2022	2021
Finished goods	30,951	31,072
Inventory write down	(10,000)	(10,000)
Inventory, net	20,951	21,072